Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Class K | BlackRock Advantage Large Cap Value Fund | Class K
Prospectus [Line Items]
Annual Return [Percent]	18.41%	15.51%	13.78%	(8.57%)	26.81%	3.94%	24.78%	(7.72%)	17.54%	[1]	13.84%	[1]

[1]	A portion of the Fund’s total return for the fiscal years ended September 30, 2016 and 2017 was attributable to proceeds received from a settlement of litigation.